SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118 713.831.1312 713.831.2258 Fax louis.ducote@valic.com Louis O. Ducote Counsel

VIA EDGAR

December 31, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VALIC Company II
File Numbers 333-53589 and 811-08789
CIK Number 00001062374

Dear Sir or Madam:

As Counsel to VALIC Company II and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 21 under the 1933 Act and as Amendment No. 23 under the Investment Company Act of 1940, was filed electronically on December 19, 2013.

Please direct any questions to the undersigned at 713.831.1312.

Sincerely,

/s/ Louis O. Ducote II

Louis O. Ducote II